OPERATING DATA - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Derivative financial instruments (notes 6.1 and 6.3)	$ 318	$ 324
Financial amounts receivable	411	503
Long-term VAT receivables	179	156
Cash guarantees and deposits	94	86
Receivables from public authorities	60	41
Accrued interest	29	30
Receivables from sale of financial and intangible assets	150	172
Income tax receivable	61	18
Other	159	152
Total	$ 1,461	$ 1,482